Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease cost	$ 316	$ 200	$ 429	$ 396
Short-term lease cost	24	46	135	266
Total lease cost	$ 340	$ 246	$ 564	$ 662